Accounting Policies - Reconciliation Shareholders' Equity under IFRS-EU and IFRS-IASB (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Jan. 01, 2018	Dec. 31, 2015
Disclosure of reconciliation shareholder equity eu ifrs and iasb ifrs [abstract]
In accordance with IFRS-EU	€ 50,932		€ 50,406		€ 49,793
Adjustment of the EU IAS 39 carve-out	(2,460)		(2,655)		(3,472)
Tax effect of the adjustment	577		678		936
Effect of adjustment after tax	(1,883)		(1,977)		(2,536)
Shareholders' equity	49,049	[1]	48,429	[1]	47,257
Non-controlling interests	803	[1]	715	[1]	606
In accordance with IFRS-IASB Total Equity	€ 49,851	[1]	€ 49,144	[1]	€ 47,863	€ 48,136	€ 45,610

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.